Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
10.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Shenzhen Qianhai Baiyu Supply Chain Co., Ltd. (“Qianhai Baiyu”)	Controlled by Mr. Zhiping Chen, the legal representative of Huamucheng, prior to March 31, 2020
Guangzhou Chengji Investment Development Co., Ltd. (“Guangzhou Chengji”)	Controlled by Mr. Weicheng Pan, who is an independent director of the Company.
Yunfeihu International E-commerce Group Co., Ltd (“Yunfeihu”)	An affiliate of the Company, over which an immediate family member of Chief Executive Officer owns equity interest and plays a role of director and senior management
Shenzhen Tongdow International Trade Co., Ltd. (“TD International Trade”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Beijing Tongdow E-commerce Co., Ltd. (“Beijing TD”)	Wholly owned by Tongdow E-commerce Group Co., Ltd. which is controlled by an immediate family member of Chief Executive Officer of the Company
Shanghai Tongdow Supply Chain Management Co., Ltd. (“Shanghai TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Guangdong Tongdow Xinyi Cable New Material Co., Ltd. (“Guangdong TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Yangzhou Tongdow E-commerce Co., Ltd. (“Yangzhou TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Tongdow (Zhejiang) Supply Chain Management Co., Ltd. (“Zhejiang TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Shenzhen Meifu Capital Co., Ltd. (“Shenzhen Meifu”)	Controlled by Chief Executive Officer of the Company
Shenzhen Tiantian Haodian Technology Co., Ltd. (“TTHD”)	Wholly owned by Shenzhen Meifu
Guotao Deng	Legal representative of Huamucheng before December 31, 2019
Hainan Tongdow International Trade Co.,Ltd.(“Hainan TD”)	Controlled by the same ultimate parent company
Yunfeihu modern logistics Co.,Ltd (“Yunfeihu Logistics”)	Controlled by the same ultimate parent company
Shenzhen Tongdow Jingu Investment Holding Co.,Ltd (“Shenzhen Jingu“)	Controlled by an immediate family member of Chief Executive Officer of the Company
Tongdow E-commerce Group Co.,Ltd (“TD E-commerce”)	Controlled by an immediate family member of Chief Executive Officer of the Company

Fujian Pan	Shareholder of TD Holdings Inc

2)	Balances with related parties

-	Due from related parties

As of June 30, 2021 and December 31, 2020, the balances with related parties were as follows:

	June 30, 2021	December 31, 2020

TD International Trade (i)	$-	$4,592,698
Yangzhou TD (i)	-	3,041,180
Zhejiang TD (i)	-	8,734,024
Beijing TD (ii)	1,996,679	-
Yunfeihu (ii)	12,823,068	19,830,214
Yunfeihu Logistics (ii)	1,496,003	-
TD E-commerce (ii)	2,880,373	-
Shenzhen Jingu (ii)	404,314	-
Guangdong TD	154,910	-
TTHD (ii)	610,696	19,640,929
Total due from related parties	$20,366,043	$55,839,045

(i)	The balance due from TD International Trade, Yangzhou TD and Zhejiang TD represented prepayments for commodity metal products.

(ii)	The balance due from Beijing TD represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum.

The balance due from Yunfeihu Logistics represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum.

The balance due from Yunfeihu represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum.

The balance due from TD E-commerce represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum.

The balance due from Shenzhen Jingu represented loans provided to the related party. Both the principal and interest will be due in September 2021, with an interest rate of 10.95% per annum.

The balance due from Guangdong TD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum.

The balance due from TTHD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum.

-	Due to related parties

	June 30, 2021	December 31, 2020

Guangzhou Chengji (1)	$1,347,011	$1,878,511
Yunfeihu (2)	-	4,235,680
Guangdong TD (2)	-	612,313
Shenzhen Meifu (2)	-	317,637
Beijing TD (2)	93	300,992
Other related parties	2,076	888
Total due to related parties	$1,349,180	$7,346,021

(1)	The balance due to Guangzhou Chengji represents loan principal and interest due to the related parties. As of June 30, 2021 and December 31 2020, the Company borrowed loans of $1,199,163 and $1,768,287, respectively, from Guangzhou Chengji. The loans bear annual interest rate of 6% and maturity date of January 11, 2023. For the three months ended June 30, 2021 and 2020, the Company accrued interest expenses of $17,256 and $39,659, respectively. For the six months ended June 30, 2021 and 2020, the Company accrued interest expense of $34,512 and $71,929, respectively.

(2)	The balance due to Yunfeihu, Guangdong TD, Shenzhen Meifu and Beijing TD represents the advance from these four related parties for supply chain management services.

3)	Transactions with related parties

For the three and six months ended June 30, 2021, the Company generated revenues from below related party customers:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenue from sales of commodity products
Yunfeihu	$1,523,616	$1,251,591	$20,284,870	$1,921,586
Yangzhou TD	-	-	1,641,761
TD International Trade	-	312,078	-	695,715
	1,523,616	1,563,669	21,926,631	2,617,301

Revenue from supply chain management services
Yunfeihu	-	26,949	-	70,596
Total revenues generated from related parties	$1,523,616	$1,590,618	$21,926,631	$2,687,897

-	Purchases from a related party

For the six months ended June 30, 2021 and 2020, the Company purchased commodity products from below related party vendors:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Purchase of commodity products
Yunfeihu	$-	$-	$1,641,373	$-
Zhejiang TD	-	-	7,950,833	-
Hainan TD	-	-	3,689,844	-
TD International Trade	-	1,256,218	1,121,386	1,256,218
Yangzhou TD	-	-	6,801,614	-
	$-	$1,256,218	$21,205,050	$1,256,218

For the three months and six months ended June 30, 2021, the Company purchased copyright software of $5,107,410 from “Yunfeihu”.

12.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Shenzhen Qianhai Baiyu Supply Chain Co., Ltd. (“Qianhai Baiyu”)	Controlled by Mr. Zhiping Chen, the legal representative of Huamucheng, prior to March 31, 2020
Guangzhou Chengji Investment Development Co., Ltd. (“Guangzhou Chengji”)	Controlled by Mr. Weicheng Pan, who is an independent director of the Company.
Yunfeihu International E-commerce Group Co., Ltd (“Yunfeihu”)	An affiliate of the Company, over which an immediate family member of Chief Executive Officer owns equity interest and plays a role of director and senior management
Shenzhen Tongdow International Trade Co., Ltd. (“TD International Trade”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Beijing Tongdow E-commerce Co., Ltd. (“Beijing TD”)	Wholly owned by Tongdow E-commerce Group Co., Ltd. which is controlled by an immediate family member of Chief Executive Officer of the Company
Shanghai Tongdow Supply Chain Management Co., Ltd. (“Shanghai TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Guangdong Tongdow Xinyi Cable New Material Co., Ltd. (“Guangdong TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Yangzhou Tongdow E-commerce Co., Ltd. (“Yangzhou TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Tongdow (Zhejiang) Supply Chain Management Co., Ltd. (“Zhejiang TD”)	Controlled by an immediate family member of Chief Executive Officer of the Company
Shenzhen Meifu Capital Co., Ltd. (“Shenzhen Meifu”)	Controlled by Chief Executive Officer of the Company
Shenzhen Tiantian Haodian Technology Co., Ltd. (“TTHD”)	Wholly owned by Shenzhen Meifu
Guotao Deng	Legal representative of Huamucheng before December 31, 2019

2)	Balances with related parties

As of December 31, 2020 and 2019, the balances with related parties were as follows:

-	Due from related parties

	December 31, 2020	December 31, 2019*
Qianhai Baiyu (i)	$-	$2,840,728
TD International Trade (ii)	4,592,698	-
Yangzhou TD (iii)	3,041,180	-
Zhejiang TD (iii)	8,734,024	-
Yunfeihu (iv)	19,830,214	-
TTHD (v)	19,640,929	-
Total due from related parties	$55,839,045	$2,840,728

*	The balance due from related parties as of December 31, 2019 have been reclassified to conform to the consolidated balance sheets as of December 31, 2020, primarily for the effects of discontinued operations.

(i)

The balance due from Qianhai Baiyu represented a loan principal and interest due from the related party. The Company charged the related party interest rates 10% per annum.

From December 2, 2019 to December 31, 2019, the Company lent loans aggregating $2,839,533 to Qianhai Baiyu, which was controlled by Mr. Zhiping Chen, the legal representative of the Company. The Company charged the related party interest rates 10% per annum. For the year ended December 31, 2019, the Company recognized interest income of $25,537. Principal and interest are repaid on maturity of the loan.

On March 31, 2020, Mr. Zhiping Chen transferred his controlling equity interest to an unrelated third party and Qianhai Baiyu was not a related party of the Company. On October 26, 2020, the Company acquired 100% equity interest in Qianhai Baiyu, and the balance due from Qianhai Baiyu was eliminated on the consolidation level. (Note 5).

(ii)

The balance due from TD International Trade consisted of loan receivable of $3,053,914, interest receivable of $8,000 and prepayments of $1,530,784 for commodity products.

In December 2020, the Company provided loans of approximately $2.9 million to TD International Trade with a loan term of one year. Both loan principal and internet were due in December 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $8,000 as of December 31, 2020.

(iii)	The balance due from Yangzhou TD and Zhejiang TD represented prepayments for commodity products.
(iv)

The balance due from Yunfeihu represented loans provided to the related party. Both the principal and interest will be due in August 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $195,000 as of December 31, 2020.

(v)	The balance due from TTHD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $50,000 as of December 31, 2020.

-	Due to related parties

	December 31, 2020	December 31, 2019*
Guangzhou Chengji (1)	$1,878,511	$164,897
Yunfeihu (2)	4,235,680	-
Guangdong TD (2)	612,313	-
Shenzhen Meifu (2)	317,637	-
Beijing TD (2)	300,992	-
Other related parties	888	-
Guotao Deng (3)	-	1,435
Total due to related parties	$7,346,021	$166,332

*	The balance due from related parties as of December 31, 2019 have been reclassified to conform to the consolidated balance sheets as of December 31, 2020, primarily for the effects of discontinued operations.

(1)	The balance due to Guangzhou Chengji represents loan principal and interest due to the related parties. For the year ended December 31, 2020 and 2019, the Company borrowed loans of $1,461,030 and $166,309, respectively, from Guangzhou Chengji. The loans bear annual interest rate of 8% and maturity date of December 4, 2020. For the years ended December 31, 2020 and 2019, the Company accrued interest expenses of $104,522 and $nil, respectively.

2)	Balances with related parties (continued)

(2)	The balance due to Yunfeihu, Guangdong TD, Shenzhen Meifu and Beijing TD represents the advance from these four related parties for supply chain management services.
(3)

The balances due to Guotao Deng represent the operating expenses paid by the related parties on behalf of the Company. The balance is payable on demand and interest free.

Mr. Guotao Deng was a legal representative before December 31, 2019, thus he was not a related party of the Company from January 1, 2020.

3)	Transactions with related parties

-	Revenues generated from related parties

For the years ended December 31, 2020 and 2019, the Company generated revenues from below related party customers:

	For the Years Ended December 31,
	2020	2019
Revenue from sales of commodity products
Yunfeihu	$10,515,531	$-
Yangzhou TD	3,994,689	-
Shanghai TD	1,024,546	-
TD International Trade	709,011	-
	16,243,777	-

Revenue from supply chain management services
Yunfeihu	1,443,667	-
TD International Trade	423,722	-
Guangdong TD	273,451	-
	2,140,840	-
Total revenues generated from related parties	$18,384,617	$-

-	Purchases from a related party

For the years ended December 31, 2020 and 2019, the Company purchased commodity products from below related party vendors:

	For the Years Ended December 31,
	2020	2019
Purchase of commodity products
Yangzhou TD	$12,612,921	$
Yunfeihu	3,938,746		-
TD International Trade	192,427		-
Qianhai Baiyu	-		100,180
	$16,744,094		$100,180

In connection with sales of commodity products, the Company recorded cost of revenues with related parties of $16,744,094 and $100,180, respectively, for the years ended December 31, 2020 and 2019,

In connection with the supply chain management services provided customers, Qianhai Baiyu provided related services to support the Company’s loan recommendation services provided to customers and distribution services provided to suppliers. For the year ended December 31, 2020 and 2019, the Company recorded cost of revenue of $nil and $489,231 associated with the supply chain management services related to the support from Qianhai Baiyu.